Other payables and accrued liabilities (Tables)	9 Months Ended
Mar. 31, 2024
Payables and Accruals [Abstract]
Schedule of other payables and accrued liabilities

	March 31, 2024	June 30, 2023
Accrued payables for inventory in transit	$1,012,844	$2,948,551
Accrued Amazon fees	866,398	915,319
Sales taxes payable	436,267	448,433
Payroll liabilities	198,035	222,962
Other accrued liabilities and payables	728,458	295,802

Total	$3,242,002	$4,831,067